Note 6 - Assets Held For Sale (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	$ 0.1	$ 0.6